DEBT AND CREDIT AGREEMENTS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
DEBT AND CREDIT AGREEMENTS	DEBT AND CREDIT AGREEMENTS

	December 31,
	2025	2024
1.35% notes due 2025	$—	$1,250
2.50% notes due 2026	1,500	1,500
1.10% notes due 2027	1,000	1,000
3.50% euro notes due 2027	763	675
4.65% notes due 2027	1,150	1,150
4.95% notes due 2028	500	500
2.25% euro notes due 2028	881	779
4.25% notes due 2029	750	750
2.70% notes due 2029	750	750
4.875% notes due 2029	500	500
4.70% notes due 2030	1,000	1,000
3.375% euro notes due 2030	881	779
1.95% notes due 2030	949	1,000
4.95% notes due 2031	500	500
1.75% notes due 2031	1,496	1,500
4.75% notes due 2032	650	650
0.75% euro notes due 2032	587	519
3.75% euro notes due 2032	587	519
5.00% notes due 2033	1,100	1,100
4.50% notes due 2034	1,000	1,000
4.125% euro notes due 2034	1,174	1,039
5.00% notes due 2035	1,450	1,450
3.75% euro notes due 2036	881	779
5.70% notes due 2036	441	441
5.70% notes due 2037	462	462
5.375% notes due 2041	417	417
3.812% notes due 2047	442	442
2.80% notes due 2050	701	750
5.25% notes due 2054	1,750	1,750
5.35% notes due 2064	650	650
4.37% term loan due 2027	1,000	1,000
One month term SOFR plus 0.875% term loan due 2027	2,750	—
6.625% debentures due 2028	201	201
9.065% debentures due 2033	51	51
Industrial development bond obligations, floating rate maturing at various dates through 2037	22	22
Other (including finance leases), 2.5% weighted average interest rate maturing at various dates through 2040	110	329
Fair value of hedging instruments	(79)	(136)
Debt issuance costs	(280)	(303)
Total Long-term debt and current related maturities	28,687	26,765
Less: Current maturities of long-term debt	1,546	1,325
Total Long-term debt	$27,141	$25,440
The schedule of principal payments on long-term debt, excluding fair value of hedging instruments and debt issuance costs, is as follows:

December 31, 2025
2026	$1,546
2027	6,731
2028	1,588
2029	2,002
2030	2,830
Thereafter	14,349
Total Long-term debt and current related maturities	$29,046
Commercial Paper and Other Short-Term Borrowings
As of December 31, 2025, and 2024, the Company had $5.9 billion and $4.3 billion of Commercial paper and other short-term borrowings outstanding at a weighted average interest rate of 3.68% and 4.22%, respectively.
Issuances of Senior Notes
On August 1, 2024, the Company issued $1.15 billion 4.65% Senior Notes due 2027, $1.0 billion 4.70% Senior Notes due 2030, $650 million 4.75% Senior Notes due 2032, and $700 million 5.00% Senior Notes due 2035 (collectively, the August 2024 USD Notes). The Company may redeem the August 2024 USD Notes at any time, and from time to time, in whole or in part, at the Company's option at the applicable redemption price. The offering provided gross proceeds of $3.5 billion, offset by $20 million in discount and closing costs related to the offering.
On March 1, 2024, the Company issued $500 million 4.875% Senior Notes due 2029, $500 million 4.95% Senior Notes due 2031, $750 million 5.00% Senior Notes due 2035, $1.75 billion 5.25% Senior Notes due 2054, and $650 million 5.35% Senior Notes due 2064 (collectively, the March 2024 USD Notes). The Company may redeem the March 2024 USD Notes at any time, and from time to time, in whole or in part, at the Company's option at the applicable redemption price. The offering provided gross proceeds of $4.2 billion, offset by $44 million in discount and closing costs related to the offering.
On March 1, 2024, the Company issued €750 million 3.375% Senior Notes due 2030 and €750 million 3.75% Senior Notes due 2036 (collectively, the 2024 Euro Notes). The Company may redeem the 2024 Euro Notes at any time, and from time to time, in whole or in part, at the Company's option at the applicable redemption price. The offering provided gross proceeds of $1.6 billion, offset by $21 million in discount and closing costs related to the offering.
The August 2024 USD Notes, March 2024 USD Notes, and 2024 Euro Notes are senior unsecured and unsubordinated obligations of the Company and rank equally with each other and with all of the Company's existing and future senior unsecured debt and senior to all of the Company's subordinated debt. The Company intends to use the proceeds from the issuances for general corporate purposes, which may include, among other things, the repayment of outstanding debt and financing of possible acquisitions or business expansion.
Term Loan Agreements
On July 1, 2025, the Company repaid its €196 million ($230 million) Euro Term Loan Credit Agreement due 2026.
On May 7, 2025, the Company entered into a Delayed Draw Term Loan Agreement (the Term Loan Agreement). The Term Loan Agreement provides for a delayed draw term loan facility of an aggregate principal amount of up to $6.0 billion comprised of two tranches: (i) commitments to provide loans in an aggregate principal amount of up to $4.0 billion (Tranche A-1) and (ii) commitments to provide loans in an aggregate amount of up to $2.0 billion (Tranche A-2), which expired on December 19, 2025. On May 30, 2025, the Company borrowed $4.0 billion under Tranche A-1, of which $2.75 billion remained outstanding as of December 31, 2025. Interest rates on the term loans under each tranche will be based on prevailing market rates, plus a margin, in addition to a commitment fee on unused amounts. Amounts borrowed under the Term Loan Agreement are required to be paid no later than May 7, 2027, unless the Term Loan Agreement is terminated earlier pursuant to its terms. The Term Loan Agreement is maintained for general corporate purposes and provides financial flexibility as the Company manages the separation of Honeywell from Honeywell Aerospace, into two independent public companies.
On August 12, 2024, the Company entered into a Fixed Rate Term Loan Credit Agreement (the Fixed Rate Term Loan Credit Agreement). The Fixed Rate Term Loan Credit Agreement provides for term loans in an aggregate principal amount of $1.0 billion at an interest rate of 4.37% and is maintained for general corporate purposes. Amounts borrowed under the Fixed Rate Term Loan Credit Agreement are required to be repaid no later than August 12, 2027, unless the Fixed Rate Term Loan Credit Agreement is terminated earlier pursuant to its terms. Amounts borrowed under the Fixed Rate Term Loan Credit Agreement may be repaid at the Company’s election at any time, and from time to time, in whole or in part. Prior to August 12, 2026, principal payments in respect of the term loans will be subject to a make-whole premium, not to exceed 101% of the aggregate principal amount of the term loans to be prepaid. As of December 31, 2025 and December 31, 2024, there were $1.0 billion of borrowings outstanding under the Fixed Rate Term Loan Credit Agreement.
Revolving Credit Agreements
On March 17, 2025, the Company entered into a $3.0 billion 364-day credit agreement (the 364-Day Credit Agreement). The 364-Day Credit Agreement replaced the $1.5 billion 364-day credit agreement dated as of March 18, 2024, which was terminated in accordance with its terms effective March 17, 2025. Amounts borrowed under the 364-Day Credit Agreement are due no later than March 16, 2026, unless (i) Honeywell elects to convert all then outstanding amounts into a term loan, upon which such amounts shall be repaid in full on March 16, 2027, or (ii) the 364-Day Credit Agreement is terminated earlier pursuant to its terms. The 364-Day Credit Agreement is maintained for general corporate purposes.
The Company also maintains a $4.0 billion amended and restated five-year credit agreement dated as of March 18, 2024 (the Five-Year Credit Agreement) for general corporate purposes. Commitments under the Five-Year Credit Agreement can be increased pursuant to the terms of the Five-Year Credit Agreement to an aggregate amount not to exceed $4.5 billion.
As of December 31, 2025, there were no outstanding borrowings under the 364-Day Credit Agreement or the Five-Year Credit Agreement.
Pre-Separation Funding
In connection with the spin-off of the Advanced Materials business, Solstice issued 5.625% Senior Notes due September 30, 2033 in an aggregate principal amount of $1.0 billion (the Notes) pursuant to an indenture, dated as of September 30, 2025. The proceeds from the Notes offering were held in escrow until satisfaction of the conditions precedent to the spin-off and certain other escrow release conditions. The Notes are senior unsecured obligations of Solstice, guaranteed on a senior unsecured basis by certain of its domestic subsidiaries and, from and after the escrow release date, are guaranteed on a senior unsecured basis by each of Solstice's existing and future domestic subsidiaries that guarantees Solstice's senior credit facilities. On October 29, 2025, the proceeds from the Notes offering were released from escrow.
On October 29, 2025, Solstice entered into a credit agreement which provides for (i) a seven-year senior secured first-lien term B loan facility in an aggregate principal amount of $1.0 billion and (ii) a five-year senior secured first-lien revolving credit facility with aggregate commitments of $1.0 billion. Solstice borrowed $1.0 billion under the term B loan on October 29, 2025.
Solstice used the net proceeds from the sale of the Notes and the borrowings under the term B loan facility to make a distribution to Honeywell of $1.5 billion upon completion of the spin-off on October 30, 2025. As a result of the spin-off, these borrowings are not an obligation of Honeywell.